Equity Investment (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investment [Abstract]
Equity Investment
	December 31, 2011
	Carrying	% of
	Amount	Ownership
Equity method investment (unlisted)
Toppan SMIC Electronics (Shanghai) Co., Ltd.	$15,856,187	30.0
Cost method investments (unlisted)	$3,756,603	Less than 20.0
	$19,612,790